SHARE CAPITAL (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employees [Member]
Number of options
Options outstanding at beginning of year	217,608
Granted	14,054
Exercised	(371)
Expired	(23,546)
Forfeited	(12,666)
Options outstanding at end of year	195,079	217,608
Options exercisable at the end of the year	167,173
Weighted-average exercise price
Options outstanding at beginning of year	$ 65.73
Granted	8.96
Exercised	15.89
Expired	66.33
Forfeited	64.87
Options Outstanding at end of year	24.7	$ 65.73
Options exercisable at the end of the year	$ 6.88
Weighted-average remaining contractual life
Options outstanding	2 years 1 month 24 days	2 years 2 months 1 day
Granted	7 years 6 months 10 days
Options exercisable at the end of the year	2 years 8 months 1 day
Non Employees [Member]
Number of options
Options outstanding at end of year	19,858
Options exercisable at the end of the year	19,858
Weighted-average exercise price
Options Outstanding at end of year	$ 76.98
Options exercisable at the end of the year	$ 76.98
Weighted-average remaining contractual life
Options outstanding	1 year 9 months 29 days
Options exercisable at the end of the year	1 year 9 months 29 days